Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Significant Accounting Policies
Schedule of consolidated financial information of the VIE and its subsidiaries

	As of October 31,
	2024	2023
Cash and cash equivalents	$231,578	$4,517
Restricted cash	—	4,100
Accounts receivable, net	4,552,859	3,952,652
Due from related parties	190,382	188,777
Prepaid assets and other receivable	793,072	686,116
Other current assets	2,081	2,025
Fixed assets, net	54,028	64,917
Deferred tax assets	934,464	1,003,893
Total Assets	$6,758,464	$5,906,997

Accounts payable	$1,039,051	$1,213,298
Accrued liabilities and other payables	596,835	731,576
Salary payable	630,954	1,177,884
Taxes payable	261,125	282,361
Due to related parties	207,171	201,952
Contract liabilities	1,464,476	1,881,678
Short term loans	421,479	369,024
Long term loans	1,369,805	1,332,586
Total Liabilities	$5,990,896	$7,190,359

	Years Ended October 31,
	2024	2023
Revenues	$5,353,063	$7,261,751
Income (loss) from operations	$2,001,556	$(350,859)
Net income (loss)	$1,804,490	$(301,282)

	Years Ended October 31,
	2024	2023
Net Cash (Used in) Provided by Operating Activities	(18,971)	(1,002,752)
Net Cash Used in Investing Activities	—	(1,681)
Net Cash (Used in) Provided by Financing Activities	89,674	(355,637)

Schedule of cash and restricted cash

	April 30,	October 31,
Country:	2025	2024
China	$254,956	$237,707
United States	14,223	29,662
Total cash and restricted cash	$269,179	$267,369

	October 31,
Country:	2024	2023
China	$237,707	$10,263
United States	29,662	3,068
Total cash and restricted cash	$267,369	$13,331

Schedule of estimated useful life of fixed assets

Estimated Useful Life
Office equipment	3 years
Software	10 years

Estimated Useful Life
Office equipment	3 years
Software	10 years

Schedule of disaggregation of revenue based on services

	Six Months Ended April 30,
	2025	2024
SaaS services	$1,049,996	$2,135,410
Software	80,499	5,225
Other	881,788	992,166
Total revenue	$2,012,283	$3,132,801

	Years Ended October 31,
	2024	2023
SaaS services	$1,970,450	$1,930,709
Software	3,417,039	5,322,428
Other	5,211	8,611
Total revenue	$5,392,700	$7,261,748

Schedule of antidilutive securities that were excluded from the diluted per share calculation

	Six Months Ended April 30,
	2025	2024
Convertible preferred shares	9,777,384	9,777,384
Stock options	1,710,456	1,683,331

	Years Ended October 31,
	2024	2023
Stock options	1,710,456	—